STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.2%
Automobiles & Components - 2.5%
General Motors	319,315	[a]	13,998,770
Banks - 12.1%
Bank of America	498,362		14,033,874
JPMorgan Chase & Co.	232,959		27,461,207
Truist Financial	116,102		5,389,455
U.S. Bancorp	495,247		21,399,623
			68,284,159
Capital Goods - 9.3%
Carrier Global	216,537		8,243,564
Eaton	179,983		21,797,741
Hubbell	57,393		9,274,135
L3Harris Technologies	70,701		13,573,885
			52,889,325
Consumer Durables & Apparel - 1.1%
VF	71,349		5,950,507
Consumer Services - 1.4%
Las Vegas Sands	145,342	[a]	8,097,003
Diversified Financials - 10.4%
Ally Financial	318,946		9,456,749
Morgan Stanley	351,282		21,719,766
The Goldman Sachs Group	82,548		19,033,918
Voya Financial	150,208		8,656,487
			58,866,920
Energy - 6.4%
ConocoPhillips	136,161		5,386,529
Hess	174,851		8,249,470
Marathon Petroleum	442,562		17,206,811
Phillips 66	93,106		5,640,361
			36,483,171
Food, Beverage & Tobacco - 4.4%
Archer-Daniels-Midland	138,410		6,888,666
PepsiCo	52,235		7,533,854
Philip Morris International	142,125		10,765,969
			25,188,489
Health Care Equipment & Services - 4.5%
CVS Health	84,973		5,760,320
Medtronic	170,956		19,437,697
			25,198,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.2% (continued)
Insurance - 5.0%
Assurant	81,743		10,554,656
Chubb	88,587		13,095,816
Reinsurance Group of America	42,697		4,922,110
			28,572,582
Materials - 6.9%
CF Industries Holdings	480,340		17,916,682
International Paper	103,909		5,141,417
Louisiana-Pacific	162,566		5,564,634
Vulcan Materials	75,117		10,490,089
			39,112,822
Media & Entertainment - 1.7%
Comcast, Cl. A	186,993		9,394,528
Pharmaceuticals Biotechnology & Life Sciences - 6.2%
AbbVie	209,082		21,865,796
Bristol-Myers Squibb	142,150		8,870,160
Merck & Co.	54,636		4,392,188
			35,128,144
Real Estate - 1.1%
Weyerhaeuser	211,444	[b]	6,140,334
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials	188,227		15,524,963
Qualcomm	92,890		13,670,621
			29,195,584
Technology Hardware & Equipment - 3.2%
Cisco Systems	203,280		8,745,106
Corning	252,277		9,440,205
			18,185,311
Telecommunication Services - 1.5%
Vodafone Group, ADR	518,344	[c]	8,594,143
Transportation - 2.4%
Union Pacific	66,275		13,525,402
Utilities - 8.9%
Clearway Energy, Cl. C	297,337		8,703,054
Exelon	248,242		10,195,299
NextEra Energy Partners	198,728		12,613,266
PPL	671,156		19,074,253
			50,585,872
Total Common Stocks (cost $422,015,128)			533,391,083

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
SPDR S&P 500 ETF Trust (cost $5,615,755)	15,982		5,786,443

Convertible Bonds - 1.8%
Health Care Equipment & Services - 1.8%
Becton Dickinson & Co., Ser. B (cost $9,804,425)	6.00	6/01/2023	194,194	[c]	10,070,901
		1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,219,188)		0.10	7,219,188	[d]	7,219,188
Total Investments (cost $444,654,496)			98.3%		556,467,615
Cash and Receivables (Net)			1.7%		9,557,503
Net Assets			100.0%		566,025,118

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $14,765,622 and the value of the collateral was $15,064,446, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Convertible Bonds	10,070,901	-	-	10,070,901
Equity Securities – Common Stocks	533,391,083	-	-	533,391,083
Exchange-Traded Funds	5,786,443	-	-	5,786,443
Investment Companies	7,219,188	-	-	7,219,188

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $111,813,119, consisting of $119,863,723 gross unrealized appreciation and $8,050,604 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.